Retirement Benefit Plans - Summary of Sensitivity Analysis (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The expected contributions to the plan for the next year	$ 1,681	$ 1,932
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	6 years 3 months 18 days	6 years 4 months 34 days
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligations	12 years	13 years